Submission	Mar. 07, 2025
Submission [Line Items]
Central Index Key	0000798941
Registrant Name	First Citizens BancShares, Inc.
Registration File Number	333-281553
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES